7. Convertible Promissory Notes	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
7. Convertible Promissory Notes

During the year ended March 31, 2016, the Company issued a revolving convertible promissory note to an investor for borrowing up to $250,000. The Company borrowed $25,000 under this revolving convertible promissory note during the year ended March 31, 2016 as follows: $2,500 paid directly towards legal and document fees, $5,500 paid directly towards interest expense and $17,000 deposited into the Company’s bank account. The convertible promissory note (i) are unsecured, (ii) bear interest at the rate of 5% per annum (of which six months is guaranteed with each funding), and (iii) are due the 45 days after the funding of the initial funding and six months after all subsequent funding. The convertible promissory note is convertible at any time at the option of the investor into shares of the Company’s common stock that is determined by dividing the amount to be converted by the lowest trading price of the Company’s common stock during the five days prior to conversion. If the convertible is in default, the convertible promissory note is into shares of the Company’s common stock that is determined by dividing the amount to be converted by 60% the lowest trading price of the Company’s common stock during the five days prior to conversion.

Due to the potential adjustment in the conversion price associated with this convertible promissory note based on the Company’s stock price, the Company has determined that the conversion feature is considered a derivative liability. The embedded conversion feature was initially calculated to be $22,739 which are recorded as a derivative liability as of the date of issuance. The derivative liability was recorded as a debt discount to the convertible promissory note. The debt discount is being amortized over the term of the convertible promissory note. The Company recognized interest expense of $22,739 during the year ended March 31, 2016 related to the amortization of the debt discount. Also during the year ended March 31, 2016, this revolving convertible promissory note was cancelled and any remaining balances of the convertible note and derivative liability were combined into a note payable. The balance of this note payable is $12,000 as of December 31, 2018 and March 31, 2018.